CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans receivable and fees on loans	$ 23,337	$ 24,842
Securities available for sale:
Taxable	1,004	1,284
Tax-exempt	565	798
Other investment income	107	80
Federal funds sold	141	150
Total Interest Income	25,154	27,154
INTEREST EXPENSE
Deposits	4,229	6,495
Other borrowed funds	3,259	3,484
Total interest expense	7,488	9,979
Net interest income	17,666	17,175
PROVISION FOR LOAN LOSSES (Note 5)	958	4,648
Net interest income after provision for loan losses	16,708	12,527
NON-INTEREST INCOME
Securities gains (losses)	663	251
Service charges on deposit accounts	2,092	2,117
Other service charges, commissions and fees	1,789	1,646
Other operating income	841	1,110
Other than temporary impairment charge	(167)	(269)
Total Non-Interest Income	5,218	4,855
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 15)	9,503	9,852
Occupancy expense of bank premises	1,156	1,102
Furniture and equipment expense	1,222	1,355
Other operating expenses (Note 24)	5,613	5,900
Foreclosed Assets -Write-down and operating expenses	2,190	3,328
Total Non-Interest Expenses	19,684	21,537
(Loss) Income Before Income Taxes	2,242	(4,155)
Income Tax Expense (Note 8)	220	2,362
Net Income (Loss)	$ 2,022	$ (6,517)
Earnings (Loss) Per Common Share (Note 13) (in dollars per share)	$ 0.40	$ (1.3)
Earnings (Loss) Per Common Share - assuming dilution (Note 13) (in dollars per share)	$ 0.40	$ (1.3)